Cover	Nov. 07, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 7, 2019, NortonLifeLock Inc. (the "Company") filed a Current Report on Form 8-K to report, among other things, the appointment of Matthew Brown as the Company's interim Chief Financial Officer. On November 12, 2019, the Company filed an amendment to the aforementioned Form 8-K (Amendment No. 1) to disclose the details of Mr. Pilette's equity award, which was granted in connection with his appointment but was not determined at the time of the initial filing. The Company is filing this Form 8-K/A as an amendment (Amendment No. 2) to the aforementioned Form 8-K to disclose the details of Mr. Brown’s additional compensation, which was awarded in connection with his appointment but was not determined at the time of the previous filings.
Document Period End Date	Nov. 07, 2019
Entity File Number	000-17781
Entity Registrant Name	NortonLifeLock Inc.
Entity Central Index Key	0000849399
Entity Tax Identification Number	77-0181864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	60 E. Rio Salado Parkway
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	650
Local Phone Number	527-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NLOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false